NATIONWIDE

VLI SEPARATE

ACCOUNT-3

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account -3:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account -3 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
8,064 shares (cost $244,161)	$237,735
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2,619 shares (cost $67,163)	78,332
Emerging Markets Debt Portfolio - Class I (MSEM)
6,207 shares (cost $49,143)	51,581
U.S. Real Estate Portfolio - Class I (MSVRE)
8,103 shares (cost $81,581)	109,958
NVIT International Equity Fund - Class III (GIG3)
180 shares (cost $1,607)	1,444
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
247 shares (cost $1,823)	1,928
NVIT Core Bond Fund - Class I (NVCBD1)
104 shares (cost $1,112)	1,130
NVIT Fund - Class I (TRF)
748,840 shares (cost $7,839,319)	6,777,006
NVIT Government Bond Fund - Class I (GBF)
94,536 shares (cost $1,109,730)	1,127,815
American Century NVIT Growth Fund - Class I (CAF)
184,240 shares (cost $2,078,656)	2,535,141
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
5,646 shares (cost $46,469)	49,407
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
3,494 shares (cost $32,857)	35,637
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
16,772 shares (cost $175,959)	173,257
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
21,530 shares (cost $217,880)	214,656
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
5,785 shares (cost $58,350)	60,102
NVIT Money Market Fund - Class I (SAM)
265,404 shares (cost $265,404)	265,404
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
437 shares (cost $3,704)	3,817
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,154 shares (cost $19,157)	20,096
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
5,464 shares (cost $48,031)	44,036
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
508 shares (cost $4,523)	5,177
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
85 shares (cost $786)	842
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
24,122 shares (cost $264,460)	238,321
NVIT Multi-Manager Small Company Fund - Class I (SCF)
7,738 shares (cost $142,306)	131,316
NVIT Real Estate Fund - Class I (NVRE1)
6,708 shares (cost $51,020)	60,777
VP Balanced Fund - Class I (ACVB)
33,087 shares (cost $210,597)	215,395
VP Capital Appreciation Fund - Class I (ACVCA)
10,638 shares (cost $127,877)	140,635
VP Income & Growth Fund - Class I (ACVIG)
3,150 shares (cost $15,917)	19,339
VP International Fund - Class I (ACVI)
9,067 shares (cost $77,272)	67,365
VP Ultra(R) Fund - Class I (ACVU1)
173 shares (cost $1,588)	1,640
VP Value Fund - Class I (ACVV)
28,381 shares (cost $192,610)	164,609
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,813 shares (cost $15,296)	22,058

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Appreciation Portfolio - Initial Shares (DCAP)
270 shares (cost $9,542)	10,272
Growth and Income Portfolio - Initial Shares (DGI)
815 shares (cost $15,890)	15,456
Quality Bond Fund II - Primary Shares (FQB)
6,175 shares (cost $66,846)	69,216
Equity-Income Portfolio - Initial Class (FEIP)
10,552 shares (cost $224,784)	197,221
High Income Portfolio - Initial Class (FHIP)
6,423 shares (cost $32,954)	34,620
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
1,570 shares (cost $20,940)	21,662
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
23,914 shares (cost $645,665)	550,504
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
1,219 shares (cost $20,004)	22,312
VIP Fund - Growth Portfolio - Initial Class (FGP)
7,376 shares (cost $243,153)	272,098
VIP Fund - Overseas Portfolio - Initial Class (FOP)
6,757 shares (cost $126,090)	92,094
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2,029 shares (cost $19,842)	17,772
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
1,649 shares (cost $19,074)	17,791
Balanced Portfolio - I Class Shares (AMBP)
56,391 shares (cost $541,228)	591,538
Growth Portfolio - I Class Shares (AMTG)
7,364 shares (cost $108,737)	136,748
Guardian Portfolio - I Class Shares (AMGP)
936 shares (cost $16,655)	17,115
Partners Portfolio - I Class Shares (AMTP)
5,098 shares (cost $47,488)	50,927
Balanced Fund/VA - Non-Service Shares (OVMS)
1,409 shares (cost $18,127)	15,916
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
3,072 shares (cost $110,333)	122,108
Core Bond Fund/VA - Non-Service Shares (OVB)
3,002 shares (cost $28,180)	23,658
Global Securities Fund/VA - Non-Service Shares (OVGS)
5,938 shares (cost $173,099)	163,070
VIP Trust - Global Bond Fund: Initial Class (VWBF)
7,967 shares (cost $88,690)	93,289
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
11,271 shares (cost $107,119)	117,222
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
3,524 shares (cost $104,770)	108,349
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2,809 shares (cost $49,249)	60,022
Advantage VT Opportunity Fund - Class 2 (SVOF)
6,242 shares (cost $109,336)	108,483

Total Investments	$15,785,419

Other Accounts Receivable	9,801
Accounts Payable-NVIT Large Cap Growth Fund - Class I (NVOLG1)	(4,345)

$15,790,875

Contract Owners’ Equity:
Accumulation units	15,790,875

Total Contract Owners’ Equity (note 8)	$15,790,875

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	DSIF	DSRG	MSEM	MSVRE	GIG3	NVNMO1	NVCBD1
Reinvested dividends	$203,108	4,600	854	1,682	910	21	8	33
Asset charges (note 3)	(106,730)	(1,578)	(567)	(265)	(695)	(14)	(4)	(12)

Net investment income (loss)	96,378	3,022	287	1,417	215	7	4	21

Realized gain (loss) on investments	(206,726)	220	6,106	65	1,289	(12)	-	(235)
Change in unrealized gain (loss) on investments	(27,923)	(1,788)	(5,286)	995	4,755	(180)	105	320

Net gain (loss) on investments	(234,649)	(1,568)	820	1,060	6,044	(192)	105	85

Reinvested capital gains	12,562	1,735	-	524	-	-	17	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(125,709)	3,189	1,107	3,001	6,259	(185)	126	106

Investment Activity:	TRF	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$82,640	33,413	15,904	925	1,038	2,376	4,545	1,365
Asset charges (note 3)	(46,242)	(7,174)	(18,008)	(338)	(351)	(654)	(1,560)	(294)

Net investment income (loss)	36,398	26,239	(2,104)	587	687	1,722	2,985	1,071

Realized gain (loss) on investments	(183,610)	(6,721)	(17,893)	(4,050)	708	(1,027)	(5,599)	(9)
Change in unrealized gain (loss) on investments	137,906	50,040	(14,599)	2,111	(677)	340	(4,098)	(161)

Net gain (loss) on investments	(45,704)	43,319	(32,492)	(1,939)	31	(687)	(9,697)	(170)

Reinvested capital gains	-	3,332	-	-	152	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,306)	72,890	(34,596)	(1,352)	870	1,035	(6,712)	901

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	SAM	NVMIG3	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCVF	SCF
Reinvested dividends	$-	62	2	528	-	7	1,135	814
Asset charges (note 3)	(1,576)	(40)	(132)	(298)	(15)	(7)	(1,433)	(926)

Net investment income (loss)	(1,576)	22	(130)	230	(15)	-	(298)	(112)

Realized gain (loss) on investments	-	960	259	415	13	5	(7,951)	(10,737)
Change in unrealized gain (loss) on investments	-	(1,236)	(315)	(4,829)	496	(37)	(5,609)	1,586

Net gain (loss) on investments	-	(276)	(56)	(4,414)	509	(32)	(13,560)	(9,151)

Reinvested capital gains	-	-	-	1,574	-	4	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,576)	(254)	(186)	(2,610)	494	(28)	(13,858)	(9,263)

Investment Activity:	NVOLG1	NVRE1	ACVB	ACVCA	ACVIG	ACVI	ACVU1	ACVV
Reinvested dividends	$-	491	4,373	-	365	1,184	-	3,440
Asset charges (note 3)	(6)	(261)	(1,462)	(1,017)	(178)	(449)	(16)	(945)

Net investment income (loss)	(6)	230	2,911	(1,017)	187	735	(16)	2,495

Realized gain (loss) on investments	257	48	2,065	7,819	(2,282)	(4,779)	41	(7,672)
Change in unrealized gain (loss) on investments	(270)	3,145	5,593	(16,856)	3,466	(4,828)	(19)	5,847

Net gain (loss) on investments	(13)	3,193	7,658	(9,037)	1,184	(9,607)	22	(1,825)

Reinvested capital gains	-	225	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(19)	3,648	10,569	(10,054)	1,371	(8,872)	6	670

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	DVSCS	DCAP	DGI	FQB	FEIP	FHIP	FAMP	FCP
Reinvested dividends	$111	162	317	4,500	5,119	2,381	449	5,901
Asset charges (note 3)	(144)	(76)	(198)	(413)	(1,336)	(226)	(150)	(3,428)

Net investment income (loss)	(33)	86	119	4,087	3,783	2,155	299	2,473

Realized gain (loss) on investments	171	(15)	(2,374)	734	(10,028)	(567)	256	(14,734)
Change in unrealized gain (loss) on investments	67	702	1,165	(3,336)	6,802	(249)	(1,366)	(4,887)

Net gain (loss) on investments	238	687	(1,209)	(2,602)	(3,226)	(816)	(1,110)	(19,621)

Reinvested capital gains	45	-	-	-	-	-	109	-

Net increase (decrease) in contract owners’ equity resulting from operations	$250	773	(1,090)	1,485	557	1,339	(702)	(17,148)

Investment Activity:	FGOP	FGP	FOP	FVSS	AMTB	AMBP	AMTG	AMGP
Reinvested dividends	$38	1,059	1,538	177	692	1,888	-	92
Asset charges (note 3)	(136)	(1,961)	(637)	(146)	(125)	(4,052)	(896)	(120)

Net investment income (loss)	(98)	(902)	901	31	567	(2,164)	(896)	(28)

Realized gain (loss) on investments	(418)	22,884	(6,382)	(861)	(147)	3,064	11,107	737
Change in unrealized gain (loss) on investments	1,135	(22,374)	(13,325)	(923)	(501)	(8,232)	(10,977)	(1,089)

Net gain (loss) on investments	717	510	(19,707)	(1,784)	(648)	(5,168)	130	(352)

Reinvested capital gains	-	1,051	209	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$619	659	(18,597)	(1,753)	(81)	(7,332)	(766)	(380)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	AMTP	OVMS	OVGR	OVB	OVGS	VWBF	VWEM	VWHA
Reinvested dividends	$-	364	530	1,294	2,353	7,186	1,541	1,613
Asset charges (note 3)	(300)	(101)	(964)	(146)	(1,129)	(515)	(849)	(706)

Net investment income (loss)	(300)	263	(434)	1,148	1,224	6,671	692	907

Realized gain (loss) on investments	3,085	(157)	9,285	(526)	(1,808)	(50)	3,354	5,314
Change in unrealized gain (loss) on investments	(10,451)	(93)	(10,741)	1,043	(15,289)	(1,673)	(44,153)	(29,352)

Net gain (loss) on investments	(7,366)	(250)	(1,456)	517	(17,097)	(1,723)	(40,799)	(24,038)

Reinvested capital gains	-	-	-	-	-	1,832	-	1,727

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,666)	13	(1,890)	1,665	(15,873)	6,780	(40,107)	(21,404)

Investment Activity:	SVDF	SVOF	NVAGF6	CSIEF3	WSCP
Reinvested dividends	$-	174	18	681	215
Asset charges (note 3)	(405)	(736)	(1)	(112)	(205)

Net investment income (loss)	(405)	(562)	17	569	10

Realized gain (loss) on investments	6,818	(5,325)	(21)	(2,194)	4,379
Change in unrealized gain (loss) on investments	(6,331)	(909)	(13)	(1,903)	(6,587)

Net gain (loss) on investments	487	(6,234)	(34)	(4,097)	(2,208)

Reinvested capital gains	-	-	26	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$82	(6,796)	9	(3,528)	(2,198)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		DSIF		DSRG		MSEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$96,378	87,504	3,022	2,879	287	187	1,417	1,626
Realized gain (loss) on investments	(206,726)	(727,614)	220	(3,305)	6,106	3,549	65	(277)
Change in unrealized gain (loss) on investments	(27,923)	2,775,693	(1,788)	31,995	(5,286)	8,730	995	2,543
Reinvested capital gains	12,562	52,071	1,735	-	-	-	524	-

Net increase (decrease) in contract owners’ equity resulting from operations	(125,709)	2,187,654	3,189	31,569	1,107	12,466	3,001	3,892

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,359,044	1,526,952	14,255	27,595	6,097	11,562	2,926	2,848
Transfers between funds	-	-	2,882	(4,861)	(2,915)	151	6,133	17,297
Surrenders (note 6)	(1,021,670)	(1,844,534)	(37,712)	(30,835)	(19,409)	(17,738)	(2,006)	(3,793)
Death Benefits (note 4)	(43,951)	(90,210)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	62,186	616,189	10,865	10,182	68	12,848	(15)	27
Deductions for surrender charges (note 2d)	-	(134)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,727,416)	(1,817,077)	(21,896)	(23,055)	(7,764)	(8,745)	(2,242)	(1,949)
Adjustments to maintain reserves	122	12,755	5	13	9	18	2	(3)

Net equity transactions	(1,371,685)	(1,596,059)	(31,601)	(20,961)	(23,914)	(1,904)	4,798	14,427

Net change in contract owners’ equity	(1,497,394)	591,595	(28,412)	10,608	(22,807)	10,562	7,799	18,319
Contract owners’ equity beginning of period	17,288,269	16,696,674	266,157	255,549	101,147	90,585	43,778	25,459

Contract owners’ equity end of period	$15,790,875	17,288,269	237,745	266,157	78,340	101,147	51,577	43,778

CHANGES IN UNITS:
Beginning units	977,722	1,082,867	15,802	16,679	6,273	6,188	1,925	1,204
Units purchased	114,123	143,799	1,098	1,988	536	1,073	392	821
Units redeemed	(186,540)	(248,944)	(2,674)	(2,865)	(1,825)	(988)	(184)	(100)

Ending units	905,305	977,722	14,226	15,802	4,984	6,273	2,133	1,925

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MSVRE		GIG3		NVNMO1		NVCBD1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$215	1,539	7	16	4	-	21	217
Realized gain (loss) on investments	1,289	(10,516)	(12)	(1)	-	-	(235)	1
Change in unrealized gain (loss) on investments	4,755	35,730	(180)	16	105	-	320	(302)
Reinvested capital gains	-	-	-	-	17	-	-	110

Net increase (decrease) in contract owners’ equity resulting from operations	6,259	26,753	(185)	31	126	-	106	26

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,829	7,412	-	-	-	-	282	987
Transfers between funds	1,300	(1,211)	-	2,116	1,809	-	(12,995)	13,113
Surrenders (note 6)	(8,386)	(15,098)	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	158	5,808	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(6,690)	(7,700)	(445)	(75)	(9)	-	(103)	(286)
Adjustments to maintain reserves	(3)	59	1	(2)	(2)	-	(7)	4

Net equity transactions	(7,792)	(10,730)	(444)	2,039	1,798	-	(12,823)	13,818

Net change in contract owners’ equity	(1,533)	16,023	(629)	2,070	1,924	-	(12,717)	13,844
Contract owners’ equity beginning of period	111,516	95,493	2,070	-	-	-	13,844	-

Contract owners’ equity end of period	$109,983	111,516	1,441	2,070	1,924	-	1,127	13,844

CHANGES IN UNITS:
Beginning units	3,630	3,912	261	-	-	-	1,212	-
Units purchased	322	390	-	271	244	-	25	1,236
Units redeemed	(401)	(672)	(58)	(10)	(2)	-	(1,143)	(24)

Ending units	3,551	3,630	203	261	242	-	94	1,212

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TRF		GBF		CAF		GVIDA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$36,398	25,269	26,239	27,571	(2,104)	(887)	587	533
Realized gain (loss) on investments	(183,610)	(299,518)	(6,721)	(1,505)	(17,893)	(108,662)	(4,050)	(9,710)
Change in unrealized gain (loss) on investments	137,906	1,110,541	50,040	(20,665)	(14,599)	548,295	2,111	16,339
Reinvested capital gains	-	-	3,332	44,130	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,306)	836,292	72,890	49,531	(34,596)	438,746	(1,352)	7,162

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	609,538	671,559	80,234	90,091	272,172	296,636	6,147	8,032
Transfers between funds	(74,123)	(39,624)	(10,847)	5,264	(57,328)	(20,197)	6,261	133
Surrenders (note 6)	(298,829)	(768,739)	(61,678)	(84,843)	(215,555)	(215,293)	(10,932)	(19,962)
Death Benefits (note 4)	(36,916)	(34,667)	(4,342)	(21,156)	(2,117)	(15,757)	-	-
Net policy repayments (loans) (note 5)	38,307	422,120	(5,760)	16,688	82,382	58,830	9	12,773
Deductions for surrender charges (note 2d)	-	(65)	-	-	-	(69)	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(767,687)	(802,481)	(115,793)	(124,662)	(303,645)	(320,843)	(5,238)	(6,103)
Adjustments to maintain reserves	(113)	290	7	(9)	(8)	97	7	(11)

Net equity transactions	(529,823)	(551,607)	(118,179)	(118,627)	(224,099)	(216,596)	(3,746)	(5,138)

Net change in contract owners’ equity	(539,129)	284,685	(45,289)	(69,096)	(258,695)	222,150	(5,098)	2,024
Contract owners’ equity beginning of period	7,317,921	7,033,236	1,173,112	1,242,208	2,793,850	2,571,700	54,505	52,481

Contract owners’ equity end of period	$6,778,792	7,317,921	1,127,823	1,173,112	2,535,155	2,793,850	49,407	54,505

CHANGES IN UNITS:
Beginning units	412,683	451,398	62,274	66,522	164,684	180,225	3,752	4,110
Units purchased	38,118	47,883	4,914	7,900	19,480	24,171	913	1,145
Units redeemed	(70,203)	(86,598)	(10,631)	(12,148)	(31,312)	(39,712)	(1,097)	(1,503)

Ending units	380,598	412,683	56,557	62,274	152,852	164,684	3,568	3,752

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDC		GVIDM		GVDMA		GVDMC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$687	762	1,722	1,722	2,985	2,463	1,071	940
Realized gain (loss) on investments	708	(611)	(1,027)	(8,317)	(5,599)	(10,885)	(9)	(3,112)
Change in unrealized gain (loss) on investments	(677)	2,212	340	16,307	(4,098)	31,451	(161)	6,330
Reinvested capital gains	152	120	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	870	2,483	1,035	9,712	(6,712)	23,029	901	4,158

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,203	3,203	9,641	7,703	19,433	20,882	2,262	2,297
Transfers between funds	-	-	79,212	8,626	14,536	10,135	-	19,142
Surrenders (note 6)	-	(14,327)	-	(86,730)	(5,637)	(17,483)	-	(25,206)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(8,195)	-	-	40,474	49	932	1,640	504
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,818)	(3,833)	(14,080)	(15,061)	(22,157)	(21,623)	(2,161)	(2,888)
Adjustments to maintain reserves	(7)	(1)	3	7	-	(13)	-	3

Net equity transactions	(8,817)	(14,958)	74,776	(44,981)	6,224	(7,170)	1,741	(6,148)

Net change in contract owners’ equity	(7,947)	(12,475)	75,811	(35,269)	(488)	15,859	2,642	(1,990)
Contract owners’ equity beginning of period	43,578	56,053	97,450	132,719	215,144	199,285	57,461	59,451

Contract owners’ equity end of period	$35,631	43,578	173,261	97,450	214,656	215,144	60,103	57,461

CHANGES IN UNITS:
Beginning units	3,287	4,415	6,849	10,254	14,801	15,349	4,038	4,511
Units purchased	237	249	6,802	796	2,409	2,443	358	1,714
Units redeemed	(892)	(1,377)	(1,496)	(4,201)	(2,008)	(2,991)	(237)	(2,187)

Ending units	2,632	3,287	12,155	6,849	15,202	14,801	4,159	4,038

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SAM		NVMIG3		NVMLG1		NVMLV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,576)	(1,521)	22	7	(130)	(85)	230	68
Realized gain (loss) on investments	-	-	960	49	259	512	415	(138)
Change in unrealized gain (loss) on investments	-	-	(1,236)	795	(315)	704	(4,829)	834
Reinvested capital gains	-	-	-	-	-	665	1,574	1,808

Net increase (decrease) in contract owners’ equity resulting from operations	(1,576)	(1,521)	(254)	851	(186)	1,796	(2,610)	2,572

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,947	11,445	423	423	772	582	3,429	2,578
Transfers between funds	68,607	40,718	(2,947)	-	1,949	14,409	(5,343)	50,643
Surrenders (note 6)	(9,564)	(44,862)	-	-	-	-	(1,699)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,785)	9,850	-	-	19	(984)	311	(456)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(34,795)	(31,884)	(671)	(634)	(918)	(671)	(3,288)	(2,100)
Adjustments to maintain reserves	6	(1)	5	(5)	5	(7)	(7)	3

Net equity transactions	39,416	(14,734)	(3,190)	(216)	1,827	13,329	(6,597)	50,668

Net change in contract owners’ equity	37,840	(16,255)	(3,444)	635	1,641	15,125	(9,207)	53,240
Contract owners’ equity beginning of period	227,568	243,823	7,262	6,627	18,458	3,333	53,240	-

Contract owners’ equity end of period	$265,408	227,568	3,818	7,262	20,099	18,458	44,033	53,240

CHANGES IN UNITS:
Beginning units	17,109	18,228	774	800	1,971	409	5,084	-
Units purchased	7,931	4,327	48	51	359	1,766	537	5,501
Units redeemed	(4,174)	(5,446)	(368)	(77)	(106)	(204)	(1,128)	(417)

Ending units	20,866	17,109	454	774	2,224	1,971	4,493	5,084

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMMG1		NVMMV2		SCVF		SCF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(15)	(2)	-	4	(298)	104	(112)	(516)
Realized gain (loss) on investments	13	2	5	1	(7,951)	(9,431)	(10,737)	(14,056)
Change in unrealized gain (loss) on investments	496	159	(37)	93	(5,609)	68,361	1,586	49,643
Reinvested capital gains	-	-	4	38	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	494	159	(28)	136	(13,858)	59,034	(9,263)	35,071

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	57	28	66	33	9,838	11,856	10,039	11,595
Transfers between funds	3,920	592	-	691	(2,177)	(1,615)	(5,033)	(3,794)
Surrenders (note 6)	-	-	-	-	(12,339)	(19,256)	(10,096)	(21,379)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(4,732)	9,325	(10,790)	5,815
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(56)	(14)	(41)	(16)	(19,449)	(19,735)	(12,420)	(12,498)
Adjustments to maintain reserves	2	(2)	(4)	3	1	10	4	3

Net equity transactions	3,923	604	21	711	(28,858)	(19,415)	(28,296)	(20,258)

Net change in contract owners’ equity	4,417	763	(7)	847	(42,716)	39,619	(37,559)	14,813
Contract owners’ equity beginning of period	763	-	847	-	281,037	241,418	168,891	154,078

Contract owners’ equity end of period	$5,180	763	840	847	238,321	281,037	131,332	168,891

CHANGES IN UNITS:
Beginning units	77	-	82	-	17,352	18,610	7,420	8,649
Units purchased	474	79	6	83	999	1,080	478	697
Units redeemed	(6)	(2)	(4)	(1)	(2,859)	(2,338)	(1,407)	(1,926)

Ending units	545	77	84	82	15,492	17,352	6,491	7,420

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVOLG1		NVRE1		ACVB		ACVCA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6)	(24)	230	619	2,911	2,937	(1,017)	(903)
Realized gain (loss) on investments	257	(3)	48	23	2,065	(1,647)	7,819	1,120
Change in unrealized gain (loss) on investments	(270)	219	3,145	6,612	5,593	23,237	(16,856)	39,726
Reinvested capital gains	-	24	225	3,586	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19)	216	3,648	10,840	10,569	24,527	(10,054)	39,943

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	609	2,730	3,778	17,808	23,351	7,736	8,236
Transfers between funds	664	-	8,656	34,708	472	6,065	(4,678)	-
Surrenders (note 6)	-	-	-	-	(23,273)	(4,535)	(8,094)	(2,380)
Death Benefits (note 4)	-	-	-	-	-	(3,593)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(2,349)	(23)	(6,104)	8,769
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(96)	(916)	(1,990)	(1,593)	(34,674)	(34,305)	(12,447)	(12,852)
Adjustments to maintain reserves	10	6	(6)	3	19	15	(7)	(2)

Net equity transactions	578	(301)	9,390	36,896	(41,997)	(13,025)	(23,594)	1,771

Net change in contract owners’ equity	559	(85)	13,038	47,736	(31,428)	11,502	(33,648)	41,714
Contract owners’ equity beginning of period	3,786	3,871	47,736	-	246,835	235,333	174,266	132,552

Contract owners’ equity end of period	$4,345	3,786	60,774	47,736	215,407	246,835	140,618	174,266

CHANGES IN UNITS:
Beginning units	270	298	5,030	-	13,586	14,022	7,367	7,187
Units purchased	318	43	1,216	5,217	2,173	2,151	332	893
Units redeemed	(271)	(71)	(203)	(187)	(4,311)	(2,587)	(1,324)	(713)

Ending units	317	270	6,043	5,030	11,448	13,586	6,375	7,367

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVIG		ACVI		ACVU1		ACVV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$187	251	735	2,108	(16)	(3)	2,495	2,993
Realized gain (loss) on investments	(2,282)	(59)	(4,779)	(7,472)	41	115	(7,672)	(10,621)
Change in unrealized gain (loss) on investments	3,466	3,511	(4,828)	15,447	(19)	(12)	5,847	29,511
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,371	3,703	(8,872)	10,083	6	100	670	21,883

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,707	2,608	3,317	5,799	-	94	11,204	13,923
Transfers between funds	(8,910)	50	(4,945)	(5,131)	28	2,116	17	14,330
Surrenders (note 6)	-	-	(7,966)	(22,137)	(115)	-	(16,156)	(9,428)
Death Benefits (note 4)	-	-	-	-	-	(3,617)	-	-
Net policy repayments (loans) (note 5)	(3,139)	890	(1,560)	(755)	-	2,971	(3,067)	(329)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,068)	(4,199)	(7,906)	(8,719)	(493)	(160)	(14,532)	(16,501)
Adjustments to maintain reserves	(3)	(4)	12	(1)	-	(3)	4	10

Net equity transactions	(13,413)	(655)	(19,048)	(30,944)	(580)	1,401	(22,530)	2,005

Net change in contract owners’ equity	(12,042)	3,048	(27,920)	(20,861)	(574)	1,501	(21,860)	23,888
Contract owners’ equity beginning of period	31,375	28,327	95,289	116,150	2,209	708	186,474	162,586

Contract owners’ equity end of period	$19,333	31,375	67,369	95,289	1,635	2,209	164,614	186,474

CHANGES IN UNITS:
Beginning units	2,566	2,626	5,884	8,047	195	72	12,228	11,630
Units purchased	277	383	339	581	1	202	779	2,266
Units redeemed	(1,288)	(443)	(1,509)	(2,744)	(52)	(79)	(2,164)	(1,668)

Ending units	1,555	2,566	4,714	5,884	144	195	10,843	12,228

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DVSCS		DCAP		DGI		FQB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(33)	(33)	86	141	119	125	4,087	3,377
Realized gain (loss) on investments	171	(1,183)	(15)	(382)	(2,374)	(64)	734	362
Change in unrealized gain (loss) on investments	67	4,984	702	1,475	1,165	4,100	(3,336)	2,316
Reinvested capital gains	45	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	250	3,768	773	1,234	(1,090)	4,161	1,485	6,055

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,828	2,179	1,136	1,211	2,789	2,873	2,758	4,280
Transfers between funds	2,987	(1,671)	671	-	-	-	(837)	7,613
Surrenders (note 6)	-	-	(1,324)	-	(12,630)	-	(21,186)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	565	508	939	26	21	66	6,206	220
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,756)	(1,498)	(1,534)	(2,907)	(1,605)	(1,536)	(6,012)	(6,828)
Adjustments to maintain reserves	22	(11)	(2)	-	(7)	(4)	(8)	15

Net equity transactions	3,646	(493)	(114)	(1,670)	(11,432)	1,399	(19,079)	5,300

Net change in contract owners’ equity	3,896	3,275	659	(436)	(12,522)	5,560	(17,594)	11,355
Contract owners’ equity beginning of period	18,173	14,898	9,610	10,046	27,973	22,413	86,810	75,455

Contract owners’ equity end of period	$22,069	18,173	10,269	9,610	15,451	27,973	69,216	86,810

CHANGES IN UNITS:
Beginning units	1,138	1,165	584	724	2,045	1,931	5,762	5,400
Units purchased	501	364	105	87	207	244	190	864
Units redeemed	(262)	(391)	(112)	(227)	(1,153)	(130)	(1,432)	(502)

Ending units	1,377	1,138	577	584	1,099	2,045	4,520	5,762

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FEIP		FHIP		FAMP		FCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,783	2,028	2,155	2,457	299	255	2,473	3,219
Realized gain (loss) on investments	(10,028)	(50,932)	(567)	(1,312)	256	(5,659)	(14,734)	(26,884)
Change in unrealized gain (loss) on investments	6,802	76,749	(249)	4,723	(1,366)	7,500	(4,887)	103,763
Reinvested capital gains	-	-	-	-	109	114	-	245

Net increase (decrease) in contract owners’ equity resulting from operations	557	27,845	1,339	5,868	(702)	2,210	(17,148)	80,343

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,339	19,676	3,325	3,188	2,023	2,381	26,189	35,011
Transfers between funds	5,156	(43,020)	(1,143)	7,122	-	(46,652)	4,092	7,901
Surrenders (note 6)	(13,886)	(31,771)	(1,166)	-	-	-	(16,315)	(106,700)
Death Benefits (note 4)	-	-	-	-	-	-	-	(3,616)
Net policy repayments (loans) (note 5)	2,543	(26,344)	(950)	(16,858)	-	-	(2,989)	8,161
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(18,330)	(24,159)	(3,581)	(2,960)	(3,229)	(5,617)	(35,915)	(39,853)
Adjustments to maintain reserves	-	33	(16)	17	28	5	(3)	29

Net equity transactions	(8,178)	(105,585)	(3,531)	(9,491)	(1,178)	(49,883)	(24,941)	(99,067)

Net change in contract owners’ equity	(7,621)	(77,740)	(2,192)	(3,623)	(1,880)	(47,673)	(42,089)	(18,724)
Contract owners’ equity beginning of period	204,847	282,587	36,800	40,423	23,566	71,239	592,609	611,333

Contract owners’ equity end of period	$197,226	204,847	34,608	36,800	21,686	23,566	550,520	592,609

CHANGES IN UNITS:
Beginning units	9,607	18,157	1,525	1,971	1,119	5,303	28,098	34,409
Units purchased	1,677	1,037	206	556	58	360	4,042	2,813
Units redeemed	(1,670)	(9,587)	(350)	(1,002)	(119)	(4,544)	(3,667)	(9,124)

Ending units	9,614	9,607	1,381	1,525	1,058	1,119	28,473	28,098

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FGOP		FGP		FOP		FVSS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(98)	(83)	(902)	(1,164)	901	882	31	(57)
Realized gain (loss) on investments	(418)	(832)	22,884	(11,723)	(6,382)	(8,824)	(861)	(876)
Change in unrealized gain (loss) on investments	1,135	5,001	(22,374)	79,947	(13,325)	20,252	(923)	4,999
Reinvested capital gains	-	-	1,051	1,014	209	207	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	619	4,086	659	68,074	(18,597)	12,517	(1,753)	4,066

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,413	2,050	32,833	35,421	7,050	12,351	2,022	1,264
Transfers between funds	1,247	(2,337)	4,144	5,466	1,718	(3,989)	(261)	(364)
Surrenders (note 6)	(1,321)	-	(40,547)	(57,540)	(15,817)	(6,950)	(351)	-
Death Benefits (note 4)	-	-	-	-	-	(1,430)	-	-
Net policy repayments (loans) (note 5)	937	50	(589)	(17,724)	9,244	4,799	(413)	170
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,955)	(1,860)	(44,382)	(50,533)	(10,053)	(10,984)	(1,514)	(1,455)
Adjustments to maintain reserves	(13)	(3)	(11)	(18)	(15)	14	7	7

Net equity transactions	308	(2,100)	(48,552)	(84,928)	(7,873)	(6,189)	(510)	(378)

Net change in contract owners’ equity	927	1,986	(47,893)	(16,854)	(26,470)	6,328	(2,263)	3,688
Contract owners’ equity beginning of period	21,373	19,387	319,976	336,830	118,561	112,233	20,044	16,356

Contract owners’ equity end of period	$22,300	21,373	272,083	319,976	92,091	118,561	17,781	20,044

CHANGES IN UNITS:
Beginning units	1,797	1,994	18,270	25,555	6,520	6,993	1,300	1,331
Units purchased	390	226	2,863	3,318	714	755	178	111
Units redeemed	(329)	(423)	(5,506)	(10,603)	(938)	(1,228)	(203)	(142)

Ending units	1,858	1,797	15,627	18,270	6,296	6,520	1,275	1,300

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMTB		AMBP		AMTG		AMGP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$567	849	(2,164)	1,954	(896)	(795)	(28)	(63)
Realized gain (loss) on investments	(147)	(451)	3,064	(4,577)	11,107	5,067	737	196
Change in unrealized gain (loss) on investments	(501)	(171)	(8,232)	102,199	(10,977)	31,451	(1,089)	3,883
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(81)	227	(7,332)	99,576	(766)	35,723	(380)	4,016

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,464	585	50,626	56,364	15,056	16,278	887	1,390
Transfers between funds	2,412	11,890	(1,784)	5,130	(372)	(258)	419	(10,717)
Surrenders (note 6)	-	(2,818)	(14,713)	(34,216)	(8,267)	(3,959)	(7,187)	(118)
Death Benefits (note 4)	-	-	(576)	(4,227)	-	-	-	-
Net policy repayments (loans) (note 5)	-	(67)	(4,867)	2,983	(6,074)	1,841	(339)	109
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,119)	(597)	(71,890)	(69,199)	(16,078)	(14,655)	(1,380)	(1,932)
Adjustments to maintain reserves	2	9	49	22	(7)	7	(3)	16

Net equity transactions	2,759	9,002	(43,155)	(43,143)	(15,742)	(746)	(7,603)	(11,252)

Net change in contract owners’ equity	2,678	9,229	(50,487)	56,433	(16,508)	34,977	(7,983)	(7,236)
Contract owners’ equity beginning of period	15,123	5,894	641,193	584,760	153,255	118,278	25,102	32,338

Contract owners’ equity end of period	$17,801	15,123	590,706	641,193	136,747	153,255	17,119	25,102

CHANGES IN UNITS:
Beginning units	764	311	36,879	38,968	7,345	7,386	1,805	2,752
Units purchased	279	637	3,534	4,797	1,142	974	113	310
Units redeemed	(57)	(184)	(5,458)	(6,886)	(1,703)	(1,015)	(642)	(1,257)

Ending units	986	764	34,955	36,879	6,784	7,345	1,276	1,805

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMTP		OVMS		OVGR		OVB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(300)	(29)	263	414	(434)	(728)	1,148	229
Realized gain (loss) on investments	3,085	(61,941)	(157)	(17,327)	9,285	3,799	(526)	(595)
Change in unrealized gain (loss) on investments	(10,451)	69,827	(93)	18,747	(10,741)	9,563	1,043	2,376
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,666)	7,857	13	1,834	(1,890)	12,634	1,665	2,010

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,502	3,461	1,385	1,467	17,504	18,895	1,819	2,268
Transfers between funds	4,397	(54,336)	-	-	47	(4,507)	360	(126)
Surrenders (note 6)	(4,902)	(17,617)	-	(27,325)	(29,326)	(8,109)	(90)	(229)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,444)	(63)	119	31	(5,997)	5,572	58	122
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(4,826)	(6,766)	(1,265)	(3,225)	(18,620)	(19,650)	(1,294)	(1,483)
Adjustments to maintain reserves	13	10	19	(18)	(2)	9	4	10

Net equity transactions	(4,260)	(75,311)	258	(29,070)	(36,394)	(7,790)	857	562

Net change in contract owners’ equity	(11,926)	(67,454)	271	(27,236)	(38,284)	4,844	2,522	2,572
Contract owners’ equity beginning of period	62,864	130,318	15,651	42,887	160,392	155,548	21,144	18,572

Contract owners’ equity end of period	$50,938	62,864	15,922	15,651	122,108	160,392	23,666	21,144

CHANGES IN UNITS:
Beginning units	4,154	9,918	1,053	3,982	11,619	12,153	1,669	1,638
Units purchased	551	304	81	99	1,485	1,794	160	202
Units redeemed	(757)	(6,068)	(66)	(3,028)	(4,211)	(2,328)	(99)	(171)

Ending units	3,948	4,154	1,068	1,053	8,893	11,619	1,730	1,669

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVGS		VWBF		VWEM		VWHA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,224	1,566	6,671	2,545	692	11	907	(269)
Realized gain (loss) on investments	(1,808)	(10,763)	(50)	8	3,354	(16,260)	5,314	(4,061)
Change in unrealized gain (loss) on investments	(15,289)	34,285	(1,673)	2,181	(44,153)	52,219	(29,352)	37,296
Reinvested capital gains	-	-	1,832	-	-	-	1,727	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,873)	25,088	6,780	4,734	(40,107)	35,970	(21,404)	32,966

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,257	11,684	1,723	1,899	7,225	17,357	10,606	17,530
Transfers between funds	1,224	22,776	2,007	298	7,690	14,189	17,656	17,346
Surrenders (note 6)	(2,430)	(40,657)	(2,090)	-	(21,720)	(50,128)	(36,558)	(19,684)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(7,292)	13,514	(742)	-	824	10,516	(119)	2,777
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(15,279)	(15,211)	(3,511)	(3,011)	(9,426)	(12,598)	(11,186)	(10,258)
Adjustments to maintain reserves	(3)	(9)	2	3	36	(26)	13	(11)

Net equity transactions	(12,523)	(7,903)	(2,611)	(811)	(15,371)	(20,690)	(19,588)	7,700

Net change in contract owners’ equity	(28,396)	17,185	4,169	3,923	(55,478)	15,280	(40,992)	40,666
Contract owners’ equity beginning of period	191,466	174,281	89,108	85,185	172,717	157,437	149,353	108,687

Contract owners’ equity end of period	$163,070	191,466	93,277	89,108	117,239	172,717	108,361	149,353

CHANGES IN UNITS:
Beginning units	8,321	8,930	4,415	4,458	5,258	6,050	3,115	2,894
Units purchased	613	1,938	239	106	715	1,411	913	1,040
Units redeemed	(1,068)	(2,547)	(334)	(149)	(1,289)	(2,203)	(1,187)	(819)

Ending units	7,866	8,321	4,320	4,415	4,684	5,258	2,841	3,115

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SVDF		SVOF		NVAGF6		CSIEF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(405)	(340)	(562)	189	17	20	569	(149)
Realized gain (loss) on investments	6,818	1,127	(5,325)	(5,493)	(21)	-	(2,194)	(2,352)
Change in unrealized gain (loss) on investments	(6,331)	16,958	(909)	30,614	(13)	(3)	(1,903)	2,516
Reinvested capital gains	-	-	-	-	26	10	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	82	17,745	(6,796)	25,310	9	27	(3,528)	15

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,742	3,923	7,576	7,337	19	76	801	3,517
Transfers between funds	5,840	(302)	(2,574)	(745)	(514)	-	(17,094)	(33,303)
Surrenders (note 6)	-	(118)	(15,266)	(6,172)	-	-	(1,318)	(6,394)
Death Benefits (note 4)	-	-	-	-	-	-	-	(2,147)
Net policy repayments (loans) (note 5)	(13,220)	390	518	(53)	44	34	(107)	1,600
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(8,048)	(5,044)	(8,744)	(9,325)	(12)	(50)	(1,338)	(2,321)
Adjustments to maintain reserves	14	(25)	44	11	5	(1)	12	172

Net equity transactions	(8,672)	(1,176)	(18,446)	(8,947)	(458)	59	(19,044)	(38,876)

Net change in contract owners’ equity	(8,590)	16,569	(25,242)	16,363	(449)	86	(22,572)	(38,861)
Contract owners’ equity beginning of period	68,607	52,038	133,755	117,392	449	363	22,572	61,433

Contract owners’ equity end of period	$60,017	68,607	108,513	133,755	-	449	-	22,572

CHANGES IN UNITS:
Beginning units	2,711	2,772	6,353	6,649	37	32	2,003	6,079
Units purchased	322	182	441	432	7	12	72	192
Units redeemed	(853)	(243)	(1,419)	(728)	(44)	(7)	(2,075)	(4,268)

Ending units	2,180	2,711	5,375	6,353	-	37	-	2,003

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WSCP		GVGU1		GVGF1		GVGH1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$10	(166)	-	236	-	19	-	16
Realized gain (loss) on investments	4,379	(1,088)	-	(2,775)	-	(1,544)	-	(326)
Change in unrealized gain (loss) on investments	(6,587)	6,741	-	2,323	-	1,755	-	502
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,198)	5,487	-	(216)	-	230	-	192

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,055	3,739	-	423	-	652	-	114
Transfers between funds	(41,693)	-	-	(18,259)	-	(13,451)	-	(12,088)
Surrenders (note 6)	(3,814)	-	-	1	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2)	7,272	-	21	-	197	-	15
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,962)	(3,844)	-	(467)	-	(516)	-	(177)
Adjustments to maintain reserves	7	(3)	-	2	-	-	-	(6)

Net equity transactions	(45,409)	7,164	-	(18,279)	-	(13,118)	-	(12,142)

Net change in contract owners’ equity	(47,607)	12,651	-	(18,495)	-	(12,888)	-	(11,950)
Contract owners’ equity beginning of period	47,607	34,956	-	18,495	-	12,888	-	11,950

Contract owners’ equity end of period	$-	47,607	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,990	3,250	-	1,089	-	986	-	883
Units purchased	210	1,049	-	40	-	98	-	10
Units redeemed	(4,200)	(309)	-	(1,129)	-	(1,084)	-	(893)

Ending units	-	3,990	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVUS1		GVUG1		WIEP		WVCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(13)	-	(13)	-	-	-	-
Realized gain (loss) on investments	-	(3,858)	-	(1,617)	-	-	-	-
Change in unrealized gain (loss) on investments	-	4,395	-	1,865	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	524	-	235	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	298	-	169	-	(11,751)	-	(353)
Transfers between funds	-	(12,308)	-	(5,119)	-	(44)	-	(1)
Surrenders (note 6)	-	1	-	-	-	(7)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	45	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(315)	-	(151)	-	9	-	-
Adjustments to maintain reserves	-	(2)	-	1	-	11,666	-	354

Net equity transactions	-	(12,326)	-	(5,100)	-	(82)	-	-

Net change in contract owners’ equity	-	(11,802)	-	(4,865)	-	(82)	-	-
Contract owners’ equity beginning of period	-	11,802	-	4,865	-	82	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,039	-	364	-	6	-	-
Units purchased	-	25	-	12	-	-	-	-
Units redeemed	-	(1,064)	-	(376)	-	(6)	-	-

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales load and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (DSRG)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)*

NVIT Emerging Markets Fund - Class III (GEM3)*

NVIT International Equity Fund - Class III (GIG3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Balanced Portfolio - I Class Shares (AMBP)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

Partners Portfolio - I Class Shares (AMTP)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Bond Fund: Initial Class (VWBF)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes equal to 2.50% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a sales load of up to 3.50% from each premium payment received. For the periods ended December 31, 2011 and 2010, total front-end sales charge deductions were $84,952 and $93,676, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $12.50 (not to exceed $25 per month) during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a $5 monthly administrative charge is deducted (not to exceed $7.50 per month). Additionally, if the Specified Amount is increased, the Company deducts an increase charge of $1.50 per year per $1,000 increase to cover underwriting and administration costs and $0.54 per year per $1,000 increase to cover sales costs. This charge is assessed monthly against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The surrender charge is based upon a percentage of the initial Specified Amount and varies by issue age, sex and rate class. In the first policy year, the charge is 100% of the surrender charge, as defined in the contract, and declines in specified percentages each year. After the end of the ninth policy year, the charge is 0%. If a policy’s face amount of insurance increases, the amount of the increase will have the same nine-year surrender charge period. The charges are assessed against each contract by liquidating units. In the current year, no surrender charges occurred.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is equal to an annualized rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th year, this charge is reduced to an annualized rate of 0.50% if the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through a reduction in the unit value.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The contract is charged 6% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2011 and 2010, total transfers into the Account from the fixed account were $657,169 and $1,216,212, respectively, and total transfers from the Account to the fixed account were $632,278 and $644,691, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$15,785,419	$0	$0	$15,785,419

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$21,995	$48,843
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	5,744	29,382
Emerging Markets Debt Portfolio - Class I (MSEM)	9,653	2,917
U.S. Real Estate Portfolio - Class I (MSVRE)	10,446	18,018
NVIT International Equity Fund - Class III (GIG3)	21	459
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,835	12
NVIT Core Bond Fund - Class I (NVCBD1)	262	13,058
NVIT Fund - Class I (TRF)	155,449	650,672
NVIT Government Bond Fund - Class I (GBF)	51,691	140,303
American Century NVIT Growth Fund - Class I (CAF)	70,611	296,807
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	10,912	14,077
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	4,131	12,103
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	87,587	11,091
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	26,426	17,220
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,084	271
NVIT Money Market Fund - Class I (SAM)	145,306	107,480
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	62	3,235
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	4,099	2,406
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	4,930	9,716
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3,976	71
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	78	48
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	12,374	41,533
NVIT Multi-Manager Small Company Fund - Class I (SCF)	4,013	32,425
NVIT Large Cap Growth Fund - Class I (NVOLG1)	4,398	8,168
NVIT Real Estate Fund - Class I (NVRE1)	10,114	263
VP Balanced Fund - Class I (ACVB)	10,793	49,898
VP Capital Appreciation Fund - Class I (ACVCA)	3,630	28,235
VP Income & Growth Fund - Class I (ACVIG)	1,457	14,681
VP International Fund - Class I (ACVI)	3,886	22,212
VP Ultra(R) Fund - Class I (ACVU1)	339	934
VP Value Fund - Class I (ACVV)	5,283	25,317
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	5,332	1,697
Appreciation Portfolio - Initial Shares (DCAP)	917	943
Growth and Income Portfolio - Initial Shares (DGI)	1,652	12,958
Quality Bond Fund II - Primary Shares (FQB)	8,689	23,673
Equity-Income Portfolio - Initial Class (FEIP)	19,086	23,480
High Income Portfolio - Initial Class (FHIP)	5,787	7,149
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	1,308	2,106

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - Contrafund Portfolio - Initial Class (FCP)		29,755	52,219
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)		4,117	3,896
VIP Fund - Growth Portfolio - Initial Class (FGP)		18,875	67,269
VIP Fund - Overseas Portfolio - Initial Class (FOP)		12,795	19,542
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)		1,947	2,433
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)		4,553	1,229
Balanced Portfolio - I Class Shares (AMBP)		12,674	57,144
Growth Portfolio - I Class Shares (AMTG)		7,742	24,373
Guardian Portfolio - I Class Shares (AMGP)		636	8,265
Partners Portfolio - I Class Shares (AMTP)		6,561	11,134
Balanced Fund/VA - Non-Service Shares (OVMS)		1,343	841
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)		9,500	46,318
Core Bond Fund/VA - Non-Service Shares (OVB)		3,266	1,264
Global Securities Fund/VA - Non-Service Shares (OVGS)		11,261	22,560
VIP Trust - Global Bond Fund: Initial Class (VWBF)		12,480	6,589
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)		14,157	28,876
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)		34,747	51,717
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)		9,863	18,954
Advantage VT Opportunity Fund - Class 2 (SVOF)		7,153	26,206
AllianceBernstein NVIT Global Fixed Income Fund - Class VI(obsolete) (NVAGF6)		95	514
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)		1,506	19,782
U.S. Equity Flex I Portfolio(obsolete) (WSCP)		2,545	47,952

	Total	$924,927	$2,192,938

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.50%	11,303	$12.832209	$145,042	1.79%	1.37%
2011	0.80%	2,923	31.715171	92,703	1.79%	1.07%
2010	0.50%	12,270	12.658720	155,322	1.83%	14.27%
2010	0.80%	3,532	31.380193	110,835	1.83%	13.92%
2009	0.50%	12,381	11.078348	137,161	2.10%	25.70%
2009	0.80%	4,298	27.544961	118,388	2.10%	25.33%
2008	0.50%	13,314	8.813033	117,337	1.98%	-37.46%
2008	0.80%	4,493	21.978365	98,749	1.98%	-37.64%
2007	0.50%	21,948	14.090737	309,263	1.65%	4.73%
2007	0.80%	4,842	35.246027	170,661	1.65%	4.41%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.50%	3,692	11.786827	43,517	0.95%	0.40%
2011	0.80%	1,292	26.952830	34,823	0.95%	0.10%
2010	0.50%	4,462	11.739991	52,384	0.87%	14.24%
2010	0.80%	1,811	26.926201	48,763	0.87%	13.90%
2009	0.50%	4,168	10.276323	42,832	0.95%	33.09%
2009	0.80%	2,020	23.639940	47,753	0.95%	32.69%
2008	0.50%	4,285	7.721426	33,086	0.74%	-34.75%
2008	0.80%	1,985	17.815941	35,365	0.74%	-34.95%
2007	0.50%	4,422	11.833937	52,330	0.54%	7.24%
2007	0.80%	2,214	27.387135	60,635	0.54%	6.92%
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.50%	1,765	23.704931	41,839	3.53%	6.50%
2011	0.80%	368	26.461901	9,738	3.53%	6.18%
2010	0.50%	1,575	22.258081	35,056	4.42%	9.20%
2010	0.80%	350	24.921222	8,722	4.42%	8.87%
2009	0.50%	838	20.383324	17,081	7.71%	29.56%
2009	0.80%	366	22.890693	8,378	7.71%	29.17%
2008	0.50%	883	15.732760	13,892	6.97%	-15.40%
2008	0.80%	360	17.721099	6,380	6.97%	-15.65%
2007	0.50%	810	18.596781	15,063	7.71%	6.00%
2007	0.80%	342	21.010045	7,185	7.71%	5.68%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	0.50%	2,741	24.381076	66,829	0.81%	5.39%
2011	0.80%	810	53.276522	43,154	0.81%	5.08%
2010	0.50%	2,631	23.133644	60,865	2.14%	29.31%
2010	0.80%	999	50.702174	50,651	2.14%	28.93%
2009	0.50%	2,722	17.889590	48,695	3.08%	27.71%
2009	0.80%	1,190	39.326304	46,798	3.08%	27.33%
2008	0.50%	3,670	14.007512	51,408	3.38%	-38.20%
2008	0.80%	1,189	30.885042	36,722	3.38%	-38.39%
2007	0.50%	3,744	22.667541	84,867	1.19%	-17.49%
2007	0.80%	1,164	50.130463	58,352	1.19%	-17.74%
NVIT International Equity Fund - Class III (GIG3)
2011	0.80%	203	7.100526	1,441	1.18%	-10.48%
2010	0.80%	261	7.931942	2,070	0.90%	12.37%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.50%	242	7.952277	1,924	0.44%	-12.06%
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.80%	94	11.989375	1,127	1.61%	5.75%
2010	0.50%	1,121	11.428775	12,812	2.12%	6.52%
2010	0.80%	91	11.337733	1,032	2.12%	6.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Fund - Class I (TRF)
2011	0.50%	284,168	$11.868827	$3,372,741	1.15%	0.03%
2011	0.80%	96,430	35.321483	3,406,051	1.15%	-0.27%
2010	0.50%	309,878	11.865455	3,676,843	1.02%	12.88%
2010	0.80%	102,805	35.417325	3,641,078	1.02%	12.55%
2009	0.50%	342,203	10.511194	3,596,962	1.35%	25.47%
2009	0.80%	109,195	31.469156	3,436,274	1.35%	25.09%
2008	0.50%	386,796	8.377599	3,240,422	1.39%	-41.85%
2008	0.80%	120,739	25.156819	3,037,409	1.39%	-42.02%
2007	0.50%	459,248	14.406044	6,615,947	1.05%	7.64%
2007	0.80%	129,172	43.389809	5,604,748	1.05%	7.31%
NVIT Government Bond Fund - Class I (GBF)
2011	0.50%	41,471	15.584288	646,296	2.92%	6.72%
2011	0.80%	15,086	31.918804	481,527	2.92%	6.40%
2010	0.50%	45,143	14.602789	659,214	2.91%	4.26%
2010	0.80%	17,131	29.998155	513,898	2.91%	3.95%
2009	0.50%	45,618	14.006248	638,937	3.42%	2.18%
2009	0.80%	20,904	28.859126	603,271	3.42%	1.87%
2008	0.50%	49,462	13.707953	678,023	4.21%	7.18%
2008	0.80%	21,667	28.329345	613,812	4.21%	6.86%
2007	0.50%	51,582	12.789419	659,704	4.27%	6.62%
2007	0.80%	22,878	26.510441	606,506	4.27%	6.30%
American Century NVIT Growth Fund - Class I (CAF)
2011	0.50%	89,973	13.460333	1,211,067	0.58%	-1.18%
2011	0.80%	62,879	21.057718	1,324,088	0.58%	-1.48%
2010	0.50%	93,665	13.621747	1,275,881	0.63%	18.65%
2010	0.80%	71,019	21.374125	1,517,969	0.63%	18.30%
2009	0.50%	103,924	11.480374	1,193,086	0.58%	32.81%
2009	0.80%	76,301	18.068103	1,378,614	0.58%	32.41%
2008	0.50%	112,069	8.644469	968,777	0.27%	-39.01%
2008	0.80%	81,431	13.645751	1,111,187	0.27%	-39.20%
2007	0.50%	128,040	14.174084	1,814,850	0.17%	18.94%
2007	0.80%	85,616	22.441944	1,921,389	0.17%	18.59%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.50%	1,423	14.095927	20,059	1.84%	-4.41%
2011	0.80%	2,145	13.682175	29,348	1.84%	-4.70%
2010	0.50%	1,642	14.746126	24,213	1.70%	14.06%
2010	0.80%	2,110	14.356213	30,292	1.70%	13.72%
2009	0.50%	1,952	12.928735	25,237	1.12%	26.57%
2009	0.80%	2,158	12.624661	27,244	1.12%	26.19%
2008	0.50%	1,286	10.214579	13,136	2.08%	-37.16%
2008	0.80%	3,591	10.004311	35,925	2.08%	-37.35%
2007	0.50%	1,252	16.254455	20,351	1.97%	5.43%
2007	0.80%	3,588	15.967821	57,293	1.97%	5.11%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.80%	2,632	13.537768	35,631	2.38%	2.11%
2010	0.80%	3,287	13.257742	43,578	2.39%	5.05%
2009	0.50%	1,098	12.924398	14,191	2.04%	8.54%
2009	0.80%	3,317	12.620548	41,862	2.04%	8.22%
2008	0.50%	1,157	11.907464	13,777	3.38%	-6.49%
2008	0.80%	1,070	11.662459	12,479	3.38%	-6.77%
2007	0.50%	1,200	12.734093	15,281	3.50%	4.85%
2007	0.80%	1,060	12.509560	13,260	3.50%	4.54%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.50%	8,522	$14.380454	$122,550	2.31%	-0.54%
2011	0.80%	3,633	13.958439	50,711	2.31%	-0.84%
2010	0.50%	2,730	14.458239	39,471	2.11%	10.36%
2010	0.80%	4,119	14.076015	57,979	2.11%	10.03%
2009	0.50%	5,002	13.100931	65,531	1.53%	18.54%
2009	0.80%	5,252	12.792885	67,188	1.53%	18.19%
2008	0.50%	5,511	11.051801	60,906	2.71%	-23.58%
2008	0.80%	6,111	10.824352	66,148	2.71%	-23.81%
2007	0.50%	8,972	14.461679	129,750	2.68%	5.13%
2007	0.80%	6,596	14.206661	93,707	2.68%	4.81%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.50%	5,167	14.399187	74,401	2.01%	-2.61%
2011	0.80%	10,035	13.976593	140,255	2.01%	-2.90%
2010	0.50%	5,340	14.785639	78,955	1.92%	12.27%
2010	0.80%	9,461	14.394739	136,189	1.92%	11.94%
2009	0.50%	6,133	13.169552	80,769	1.30%	23.77%
2009	0.80%	9,216	12.859856	118,516	1.30%	23.40%
2008	0.50%	6,074	10.640174	64,628	2.20%	-31.73%
2008	0.80%	10,329	10.421164	107,640	2.20%	-31.94%
2007	0.50%	18,050	15.586169	281,330	2.32%	5.62%
2007	0.80%	13,378	15.311321	204,835	2.32%	5.30%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.50%	4,159	14.451279	60,103	2.31%	1.55%
2010	0.50%	4,038	14.230110	57,461	2.17%	7.98%
2009	0.50%	4,511	13.179057	59,451	1.96%	13.99%
2008	0.50%	6,556	11.561611	75,798	3.15%	-15.47%
2007	0.50%	6,502	13.677144	88,929	3.05%	5.33%
NVIT Money Market Fund - Class I (SAM)
2011	0.50%	14,597	11.185638	163,277	0.00%	-0.50%
2011	0.80%	6,269	16.291469	102,131	0.00%	-0.80%
2010	0.50%	10,308	11.241685	115,879	0.00%	-0.50%
2010	0.80%	6,801	16.422479	111,689	0.00%	-0.80%
2009	0.50%	11,022	11.298145	124,528	0.05%	-0.46%
2009	0.80%	7,206	16.554897	119,295	0.05%	-0.76%
2008	0.50%	22,830	11.350156	259,124	2.03%	1.54%
2008	0.80%	8,470	16.681402	141,291	2.03%	1.24%
2007	0.50%	26,102	11.177638	291,759	4.67%	4.27%
2007	0.80%	8,256	16.477531	136,038	4.67%	3.95%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.80%	454	8.409948	3,818	1.14%	-10.09%
2010	0.50%	294	9.428595	2,772	0.79%	13.47%
2010	0.80%	480	9.353449	4,490	0.79%	13.13%
2009	0.50%	298	8.309496	2,476	0.53%	35.78%
2009	0.80%	502	8.268003	4,151	0.53%	35.37%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.50%	927	9.095279	8,431	0.01%	-3.39%
2011	0.80%	1,297	8.995790	11,668	0.01%	-3.68%
2010	0.50%	669	9.414378	6,298	0.06%	14.93%
2010	0.80%	1,302	9.339315	12,160	0.06%	14.59%
2009	0.80%	409	8.150192	3,333	0.46%	28.74%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.50%	2,655	9.820513	26,073	1.09%	-6.30%
2011	0.80%	1,838	9.771465	17,960	1.09%	-6.58%
2010	0.50%	3,015	10.480656	31,599	0.56%	4.81%	4/30/2010
2010	0.80%	2,069	10.459587	21,641	0.56%	4.60%	4/30/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.50%	466	$9.519437	$4,436	0.00%	-4.71%
2011	0.80%	79	9.415283	744	0.00%	-4.99%
2010	0.80%	77	9.909902	763	0.00%	25.81%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.80%	84	10.005304	840	0.84%	-3.10%
2010	0.80%	82	10.325176	847	0.97%	18.68%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.50%	13,733	14.557095	199,913	0.43%	-5.54%
2011	0.80%	1,759	21.834904	38,408	0.43%	-5.83%
2010	0.50%	15,600	15.411290	240,416	0.59%	25.97%
2010	0.80%	1,752	23.185502	40,621	0.59%	25.60%
2009	0.50%	16,402	12.233781	200,658	0.57%	25.59%
2009	0.80%	2,208	18.460331	40,760	0.57%	25.21%
2008	0.50%	18,033	9.741366	175,666	1.13%	-32.49%
2008	0.80%	2,170	14.743543	31,993	1.13%	-32.69%
2007	0.50%	18,428	14.429648	265,910	1.15%	-7.36%
2007	0.80%	2,370	21.905042	51,915	1.15%	-7.64%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.50%	5,224	16.016880	83,672	0.54%	-6.03%
2011	0.80%	1,267	37.616516	47,660	0.54%	-6.31%
2010	0.50%	5,584	17.044456	95,176	0.29%	24.69%
2010	0.80%	1,836	40.149925	73,715	0.29%	24.32%
2009	0.50%	6,724	13.668976	91,910	0.27%	34.03%
2009	0.80%	1,925	32.295248	62,168	0.27%	33.63%
2008	0.50%	6,760	10.198422	68,941	0.75%	-38.50%
2008	0.80%	2,276	24.167902	55,006	0.75%	-38.68%
2007	0.50%	9,796	16.582054	162,438	0.09%	1.62%
2007	0.80%	2,582	39.414039	101,767	0.09%	1.31%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.50%	317	13.707902	4,345	0.00%	-2.72%
2010	0.80%	270	14.020971	3,786	0.10%	7.93%
2009	0.80%	298	12.990421	3,871	0.10%	29.90%	5/1/2009
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.50%	6,043	10.056852	60,774	0.92%	5.97%
2010	0.50%	5,030	9.490250	47,736	1.89%	29.53%
VP Balanced Fund - Class I (ACVB)
2011	0.50%	8,012	14.932609	119,640	1.89%	4.81%
2011	0.80%	3,436	27.871548	95,767	1.89%	4.49%
2010	0.50%	9,299	14.247616	132,489	1.91%	11.08%
2010	0.80%	4,287	26.672710	114,346	1.91%	10.75%
2009	0.50%	9,094	12.826562	116,645	5.38%	14.91%
2009	0.80%	4,928	24.084460	118,688	5.38%	14.56%
2008	0.50%	8,932	11.162622	99,704	2.57%	-20.73%
2008	0.80%	5,783	21.023041	121,576	2.57%	-20.97%
2007	0.50%	9,220	14.081661	129,833	2.08%	4.41%
2007	0.80%	5,850	26.600354	155,612	2.08%	4.09%
VP Capital Appreciation Fund - Class I (ACVCA)
2011	0.50%	4,488	17.862833	80,168	0.00%	-6.97%
2011	0.80%	1,887	32.035223	60,450	0.00%	-7.25%
2010	0.50%	5,228	19.201550	100,386	0.00%	30.64%
2010	0.80%	2,139	34.539358	73,880	0.00%	30.25%
2009	0.50%	4,910	14.698413	72,169	0.81%	36.39%
2009	0.80%	2,277	26.518517	60,383	0.81%	35.98%
2008	0.50%	4,540	10.776771	48,927	0.00%	-46.45%
2008	0.80%	2,414	19.501606	47,077	0.00%	-46.61%
2007	0.50%	7,356	20.125628	148,044	0.00%	45.07%
2007	0.80%	2,876	36.529047	105,058	0.00%	44.64%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2011	0.50%	107	$12.659487	$1,355	1.47%	2.60%
2011	0.80%	1,448	12.416062	17,978	1.47%	2.29%
2010	0.50%	1,140	12.338840	14,066	1.55%	13.58%
2010	0.80%	1,426	12.137849	17,309	1.55%	13.24%
2009	0.50%	1,240	10.863811	13,471	4.86%	17.51%
2009	0.80%	1,386	10.718927	14,856	4.86%	17.16%
2008	0.50%	829	9.245170	7,664	2.23%	-34.91%
2008	0.80%	1,337	9.149298	12,233	2.23%	-35.11%
2007	0.50%	932	14.204309	13,238	1.98%	-0.57%
2007	0.80%	1,838	14.099337	25,915	1.98%	-0.87%
VP International Fund - Class I (ACVI)
2011	0.50%	4,062	13.356579	54,254	1.44%	-12.48%
2011	0.80%	652	20.115095	13,115	1.44%	-12.74%
2010	0.50%	5,179	15.261114	79,037	2.70%	12.73%
2010	0.80%	705	23.052345	16,252	2.70%	12.39%
2009	0.50%	7,013	13.538034	94,942	1.98%	33.10%
2009	0.80%	1,034	20.510931	21,208	1.98%	32.70%
2008	0.50%	6,425	10.171511	65,352	0.83%	-45.10%
2008	0.80%	1,092	15.456745	16,879	0.83%	-45.26%
2007	0.50%	8,504	18.526943	157,553	0.66%	17.46%
2007	0.80%	1,032	28.238561	29,142	0.66%	17.11%
VP Ultra(R) Fund - Class I (ACVU1)
2011	0.80%	144	11.355687	1,635	0.00%	0.26%
2010	0.80%	195	11.325943	2,209	0.09%	15.16%
2009	0.80%	72	9.834961	708	0.28%	33.41%
2008	0.80%	70	7.372088	516	0.00%	-41.95%
2007	0.50%	1,454	12.766312	18,562	0.00%	20.41%
2007	0.80%	90	12.699039	1,143	0.00%	20.05%
VP Value Fund - Class I (ACVV)
2011	0.50%	9,744	14.179559	138,166	1.98%	0.51%
2011	0.80%	1,099	24.065812	26,448	1.98%	0.21%
2010	0.50%	10,818	14.107366	152,613	2.27%	12.86%
2010	0.80%	1,410	24.015065	33,861	2.27%	12.52%
2009	0.50%	9,684	12.500187	121,052	5.70%	19.27%
2009	0.80%	1,946	21.343028	41,534	5.70%	18.91%
2008	0.50%	10,952	10.480964	114,787	2.43%	-27.14%
2008	0.80%	2,048	17.949130	36,760	2.43%	-27.36%
2007	0.50%	10,896	14.385409	156,743	1.58%	-5.61%
2007	0.80%	2,166	24.709849	53,522	1.58%	-5.90%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.50%	382	16.376687	6,256	0.57%	0.06%
2011	0.80%	995	15.892376	15,813	0.57%	-0.24%
2010	0.50%	102	16.366486	1,669	0.57%	25.20%
2010	0.80%	1,036	15.930108	16,504	0.57%	24.82%
2009	0.50%	99	13.072332	1,294	3.33%	24.40%
2009	0.80%	1,066	12.761955	13,604	3.33%	24.03%
2008	0.50%	2,080	10.508035	21,857	0.87%	-31.26%
2008	0.80%	984	10.289367	10,125	0.87%	-31.46%
2007	0.50%	2,574	15.286280	39,347	0.39%	-1.15%
2007	0.80%	650	15.013257	9,759	0.39%	-1.45%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.50%	16	$14.164194	$227	1.65%	8.47%
2011	0.80%	561	17.899937	10,042	1.65%	8.15%
2010	0.50%	16	13.058266	209	2.30%	14.74%
2010	0.80%	568	16.551777	9,401	2.30%	14.40%
2009	0.50%	139	11.380534	1,582	2.97%	21.95%
2009	0.80%	585	14.468488	8,464	2.97%	21.58%
2008	0.50%	570	9.332320	5,319	2.08%	-29.90%
2008	0.80%	643	11.900157	7,652	2.08%	-30.11%
2007	0.50%	852	13.313383	11,343	1.87%	6.60%
2007	0.80%	1,012	17.027724	17,232	1.87%	6.27%
Growth and Income Portfolio - Initial Shares (DGI)
2011	0.80%	1,099	14.059096	15,451	1.14%	-3.57%
2010	0.50%	676	11.854514	8,014	1.25%	18.02%
2010	0.80%	1,369	14.579135	19,959	1.25%	17.66%
2009	0.50%	645	10.044876	6,479	1.34%	28.14%
2009	0.80%	1,286	12.390653	15,934	1.34%	27.76%
2008	0.50%	602	7.838755	4,719	0.65%	-40.71%
2008	0.80%	1,441	9.698392	13,975	0.65%	-40.89%
2007	0.50%	716	13.220699	9,466	0.78%	7.90%
2007	0.80%	1,604	16.406411	26,316	0.78%	7.58%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.50%	3,769	15.393648	58,019	5.92%	1.76%
2011	0.80%	751	14.909191	11,197	5.92%	1.46%
2010	0.50%	4,951	15.126871	74,893	4.69%	7.96%
2010	0.80%	811	14.694701	11,917	4.69%	7.64%
2009	0.50%	4,828	14.011148	67,646	6.44%	19.83%
2009	0.80%	572	13.651720	7,809	6.44%	19.48%
2008	0.50%	5,140	11.692134	60,098	4.99%	-7.75%
2008	0.80%	866	11.426394	9,895	4.99%	-8.03%
2007	0.50%	4,398	12.674438	55,742	4.68%	4.86%
2007	0.80%	418	12.423584	5,193	4.68%	4.54%
Equity-Income Portfolio - Initial Class (FEIP)
2011	0.50%	7,419	12.562508	93,201	2.50%	0.47%
2011	0.80%	2,195	47.391689	104,025	2.50%	0.17%
2010	0.50%	7,173	12.503874	89,690	1.54%	14.58%
2010	0.80%	2,434	47.311929	115,157	1.54%	14.23%
2009	0.50%	15,389	10.913246	167,944	2.37%	29.56%
2009	0.80%	2,768	41.417283	114,643	2.37%	29.17%
2008	0.50%	15,798	8.423373	133,072	2.38%	-42.94%
2008	0.80%	2,680	32.063918	85,931	2.38%	-43.11%
2007	0.50%	19,802	14.762417	292,325	1.73%	1.02%
2007	0.80%	2,468	56.363167	139,104	1.73%	0.72%
High Income Portfolio - Initial Class (FHIP)
2011	0.50%	1,019	20.547736	20,938	6.50%	3.51%
2011	0.80%	362	37.762814	13,670	6.50%	3.20%
2010	0.50%	1,135	19.850314	22,530	6.15%	13.26%
2010	0.80%	390	36.590379	14,270	6.15%	12.92%
2009	0.50%	1,576	17.526984	27,623	8.40%	43.24%
2009	0.80%	395	32.404743	12,800	8.40%	42.81%
2008	0.50%	1,598	12.236105	19,553	8.41%	-25.36%
2008	0.80%	549	22.690582	12,457	8.41%	-25.58%
2007	0.50%	1,556	16.393304	25,508	7.28%	2.27%
2007	0.80%	790	30.491108	24,088	7.28%	1.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund -Asset Manager Portfolio - Initial Class (FAMP)
2011	0.50%	743	$14.616312	$10,860	1.92%	-3.05%
2011	0.80%	315	34.366682	10,826	1.92%	-3.34%
2010	0.50%	792	15.075429	11,940	1.58%	13.69%
2010	0.80%	327	35.552451	11,626	1.58%	13.35%
2009	0.50%	5,252	13.259567	69,639	2.44%	28.47%
2009	0.80%	51	31.363945	1,600	2.44%	28.08%
2008	0.50%	5,624	10.321235	58,047	5.82%	-29.07%
2008	0.80%	26	24.486999	637	5.82%	-29.29%
2007	0.50%	1,130	14.552144	16,444	5.83%	14.92%
2007	0.80%	12	34.628652	416	5.83%	14.58%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2011	0.50%	24,596	16.733387	411,574	1.00%	-3.01%
2011	0.80%	3,877	35.838413	138,946	1.00%	-3.30%
2010	0.50%	22,654	17.252816	390,845	1.15%	16.63%
2010	0.80%	5,444	37.061698	201,764	1.15%	16.28%
2009	0.50%	28,417	14.792448	420,357	1.44%	35.03%
2009	0.80%	5,992	31.871810	190,976	1.44%	34.63%
2008	0.50%	29,295	10.954696	320,918	0.95%	-42.80%
2008	0.80%	5,986	23.673901	141,712	0.95%	-42.97%
2007	0.50%	33,338	19.151846	638,484	0.96%	17.00%
2007	0.80%	6,034	41.513259	250,491	0.96%	16.65%
VIP Fund -Growth Opportunities Portfolio - Initial Class (FGOP)
2011	0.50%	788	12.620807	9,945	0.18%	1.79%
2011	0.80%	1,070	11.547159	12,355	0.18%	1.48%
2010	0.50%	908	12.399181	11,258	0.21%	23.12%
2010	0.80%	889	11.378392	10,115	0.21%	22.75%
2009	0.50%	1,127	10.070895	11,350	0.58%	45.12%
2009	0.80%	867	9.269518	8,037	0.58%	44.69%
2008	0.50%	663	6.939543	4,601	0.44%	-55.24%
2008	0.80%	823	6.406522	5,273	0.44%	-55.38%
2007	0.50%	608	15.504567	9,427	0.00%	22.57%
2007	0.80%	884	14.356892	12,691	0.00%	22.20%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	0.50%	12,830	11.777410	151,104	0.34%	-0.30%
2011	0.80%	2,797	43.253084	120,979	0.34%	-0.59%
2010	0.50%	14,984	11.812407	176,997	0.26%	23.55%
2010	0.80%	3,286	43.511676	142,979	0.26%	23.18%
2009	0.50%	21,964	9.560515	209,987	0.36%	27.65%
2009	0.80%	3,591	35.322377	126,843	0.36%	27.26%
2008	0.50%	24,395	7.489811	182,714	0.76%	-47.43%
2008	0.80%	3,787	27.755083	105,108	0.76%	-47.59%
2007	0.50%	29,152	14.247605	415,346	0.84%	26.33%
2007	0.80%	4,780	52.956740	253,133	0.84%	25.95%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	0.50%	5,185	13.006847	67,441	1.40%	-17.58%
2011	0.80%	1,111	22.187015	24,650	1.40%	-17.82%
2010	0.50%	5,123	15.780471	80,843	1.43%	12.55%
2010	0.80%	1,397	26.999105	37,718	1.43%	12.21%
2009	0.50%	5,580	14.020792	78,236	2.20%	25.90%
2009	0.80%	1,413	24.060407	33,997	2.20%	25.52%
2008	0.50%	5,948	11.136551	66,240	2.60%	-44.09%
2008	0.80%	1,475	19.168350	28,273	2.60%	-44.25%
2007	0.50%	6,556	19.917086	130,576	3.18%	16.72%
2007	0.80%	1,504	34.384792	51,715	3.18%	16.37%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.50%	72	$14.120004	$1,017	0.94%	-9.30%
2011	0.80%	1,203	13.934920	16,764	0.94%	-9.57%
2010	0.50%	69	15.568077	1,074	0.46%	25.82%
2010	0.80%	1,231	15.410121	18,970	0.46%	25.45%
2009	0.50%	65	12.372931	804	0.53%	56.61%
2009	0.80%	1,266	12.284130	15,552	0.53%	56.14%
2008	0.50%	242	7.900380	1,912	0.72%	-51.42%
2008	0.80%	1,240	7.867248	9,755	0.72%	-51.57%
2007	0.50%	232	16.262294	3,773	0.78%	5.07%
2007	0.80%	970	16.242952	15,756	0.78%	4.75%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.50%	204	11.765513	2,400	4.28%	-0.21%
2011	0.80%	782	19.694057	15,401	4.28%	-0.51%
2010	0.80%	764	19.794631	15,123	10.58%	4.45%
2009	0.80%	311	18.952010	5,894	7.84%	12.42%
2008	0.80%	315	16.857653	5,310	4.40%	-14.12%
2007	0.50%	46	11.586863	533	2.73%	4.25%
2007	0.80%	394	19.629002	7,734	2.73%	3.93%
Balanced Portfolio - I Class Shares (AMBP)
2011	0.50%	23,664	12.792242	302,716	0.30%	-1.13%
2011	0.80%	11,291	25.506132	287,990	0.30%	-1.42%
2010	0.50%	24,197	12.937942	313,059	0.99%	18.24%
2010	0.80%	12,682	25.873996	328,134	0.99%	17.88%
2009	0.50%	24,581	10.942501	268,978	3.27%	21.86%
2009	0.80%	14,387	21.949099	315,782	3.27%	21.49%
2008	0.50%	25,780	8.979896	231,502	3.60%	-39.45%
2008	0.80%	16,637	18.066495	300,573	3.60%	-39.63%
2007	0.50%	27,490	14.830915	407,702	1.14%	15.02%
2007	0.80%	18,414	29.927959	551,093	1.14%	14.68%
Growth Portfolio - I Class Shares (AMTG)
2011	0.50%	5,356	16.447598	88,093	0.00%	-0.71%
2011	0.80%	1,428	34.071422	48,654	0.00%	-1.01%
2010	0.50%	5,576	16.565488	92,369	0.00%	30.68%
2010	0.80%	1,769	34.418528	60,886	0.00%	30.29%
2009	0.50%	5,592	12.676397	70,886	0.00%	29.71%
2009	0.80%	1,794	26.417094	47,392	0.00%	29.32%
2008	0.50%	5,746	9.772974	56,156	0.00%	-43.96%
2008	0.80%	1,789	20.427668	36,545	0.00%	-44.13%
2007	0.50%	7,138	17.439481	124,483	0.00%	22.08%
2007	0.80%	2,016	36.562250	73,709	0.00%	21.71%
Guardian Portfolio - I Class Shares (AMGP)
2011	0.50%	832	13.434865	11,178	0.46%	-3.42%
2011	0.80%	444	13.381489	5,941	0.46%	-3.71%
2010	0.50%	1,239	13.911056	17,236	0.33%	18.42%
2010	0.80%	566	13.897336	7,866	0.33%	18.07%
2009	0.50%	2,353	11.747251	27,641	1.16%	29.04%
2009	0.80%	399	11.770887	4,697	1.16%	28.65%
2008	0.50%	2,481	9.103474	22,586	0.53%	-37.56%
2008	0.80%	414	9.149198	3,788	0.53%	-37.75%
2007	0.50%	2,572	14.579241	37,498	0.25%	6.85%
2007	0.80%	888	14.696621	13,051	0.25%	6.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Partners Portfolio - I Class Shares (AMTP)
2011	0.50%	3,893	$12.661266	$49,290	0.00%	-11.80%
2011	0.80%	55	29.958324	1,648	0.00%	-12.06%
2010	0.50%	3,990	14.355039	57,277	0.51%	15.09%
2010	0.80%	164	34.067932	5,587	0.51%	14.74%
2009	0.50%	9,534	12.472952	118,917	2.59%	55.30%
2009	0.80%	384	29.690132	11,401	2.59%	54.83%
2008	0.50%	8,318	8.031718	66,807	0.66%	-52.63%
2008	0.80%	528	19.175837	10,125	0.66%	-52.77%
2007	0.50%	5,166	16.955587	87,593	0.65%	8.79%
2007	0.80%	684	40.603834	27,773	0.65%	8.46%
Balanced Fund/VA - Non-Service Shares (OVMS)
2011	0.50%	840	11.136927	9,355	2.24%	0.22%
2011	0.80%	228	28.801503	6,567	2.24%	-0.08%
2010	0.50%	830	11.112646	9,223	1.88%	12.35%
2010	0.80%	223	28.824840	6,428	1.88%	12.02%
2009	0.50%	3,761	9.890975	37,200	0.00%	21.29%
2009	0.80%	221	25.732996	5,687	0.00%	20.92%
2008	0.50%	4,293	8.155117	35,010	2.81%	-43.75%
2008	0.80%	313	21.280608	6,661	2.81%	-43.92%
2007	0.50%	6,142	14.498960	89,053	1.48%	3.27%
2007	0.80%	148	37.948682	5,616	1.48%	2.96%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2011	0.50%	4,636	11.489163	53,264	0.36%	-1.64%
2011	0.80%	4,257	16.171947	68,844	0.36%	-1.94%
2010	0.50%	6,490	11.680876	75,809	0.18%	8.87%
2010	0.80%	5,129	16.491096	84,583	0.18%	8.55%
2009	0.50%	6,517	10.729059	69,921	0.32%	43.80%
2009	0.80%	5,636	15.192792	85,627	0.32%	43.37%
2008	0.50%	6,983	7.461244	52,101	0.15%	-45.79%
2008	0.80%	4,413	10.597162	46,765	0.15%	-45.95%
2007	0.50%	8,116	13.763620	111,706	0.23%	13.58%
2007	0.80%	5,028	19.607337	98,586	0.23%	13.23%
Core Bond Fund/VA - Non-Service Shares (OVB)
2011	0.50%	1,206	10.710654	12,917	5.65%	7.73%
2011	0.80%	524	20.513983	10,749	5.65%	7.41%
2010	0.50%	1,172	9.942296	11,652	1.77%	10.86%
2010	0.80%	497	19.099412	9,492	1.77%	10.53%
2009	0.50%	1,171	8.968389	10,502	0.00%	9.07%
2009	0.80%	467	17.280243	8,070	0.00%	8.74%
2008	0.50%	1,001	8.222907	8,231	4.76%	-39.35%
2008	0.80%	428	15.891423	6,802	4.76%	-39.54%
2007	0.50%	928	13.558760	12,583	5.06%	3.87%
2007	0.80%	462	26.282217	12,142	5.06%	3.56%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.50%	6,361	15.860887	100,891	1.27%	-8.75%
2011	0.80%	1,505	41.315188	62,179	1.27%	-9.02%
2010	0.50%	6,650	17.381105	115,584	1.47%	15.39%
2010	0.80%	1,671	45.410978	75,882	1.47%	15.04%
2009	0.50%	7,301	15.063365	109,978	2.18%	39.07%
2009	0.80%	1,629	39.473604	64,303	2.18%	38.66%
2008	0.50%	7,003	10.831123	75,850	1.64%	-40.49%
2008	0.80%	1,740	28.468276	49,535	1.64%	-40.67%
2007	0.50%	9,598	18.199543	174,679	1.25%	5.79%
2007	0.80%	1,880	47.979344	90,201	1.25%	5.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2011	0.50%	3,748	$20.680148	$77,509	7.68%	7.60%
2011	0.80%	572	27.567293	15,768	7.68%	7.28%
2010	0.50%	3,758	19.219131	72,225	3.48%	5.67%
2010	0.80%	657	25.696459	16,883	3.48%	5.35%
2009	0.50%	3,797	18.188464	69,062	3.76%	5.45%
2009	0.80%	661	24.391466	16,123	3.76%	5.14%
2008	0.50%	5,219	17.247964	90,017	2.43%	3.09%
2008	0.80%	663	23.199721	15,381	2.43%	2.78%
2007	0.50%	818	16.730847	13,686	6.35%	9.16%
2007	0.80%	134	22.571765	3,025	6.35%	8.83%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	0.50%	3,245	27.216583	88,318	1.06%	-26.11%
2011	0.80%	1,439	20.097645	28,921	1.06%	-26.33%
2010	0.50%	3,065	36.832637	112,892	0.61%	26.21%
2010	0.80%	2,193	27.280173	59,825	0.61%	25.83%
2009	0.50%	3,501	29.184239	102,174	0.17%	112.11%
2009	0.80%	2,549	21.680199	55,263	0.17%	111.48%
2008	0.50%	4,452	13.758783	61,254	0.00%	-64.96%
2008	0.80%	2,025	10.251688	20,760	0.00%	-65.06%
2007	0.50%	4,874	39.260857	191,357	0.36%	36.92%
2007	0.80%	3,038	29.341648	89,140	0.36%	36.51%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.50%	2,645	36.640068	96,913	1.22%	-16.87%
2011	0.80%	196	58.408748	11,448	1.22%	-17.12%
2010	0.50%	2,658	44.073744	117,148	0.34%	28.59%
2010	0.80%	457	70.469847	32,205	0.34%	28.21%
2009	0.50%	2,435	34.274355	83,458	0.23%	56.75%
2009	0.80%	459	54.965972	25,229	0.23%	56.28%
2008	0.50%	2,055	21.865685	44,934	0.26%	-46.39%
2008	0.80%	361	35.171506	12,697	0.26%	-46.56%
2007	0.50%	1,732	40.789540	70,647	0.13%	44.63%
2007	0.80%	330	65.808816	21,717	0.13%	44.19%
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2011	0.50%	1,610	21.073464	33,928	0.00%	-0.08%
2011	0.80%	570	45.770390	26,089	0.00%	-0.38%
2010	0.50%	2,251	21.089703	47,473	0.00%	34.87%
2010	0.80%	460	45.943029	21,134	0.00%	34.46%
2009	0.50%	2,303	15.637455	36,013	0.00%	39.60%
2009	0.80%	469	34.167709	16,025	0.00%	39.19%
2008	0.50%	2,388	11.201285	26,749	0.00%	-44.63%
2008	0.80%	476	24.548248	11,685	0.00%	-44.80%
2007	0.50%	3,528	20.231537	71,377	0.00%	21.71%
2007	0.80%	540	44.472235	24,015	0.00%	21.34%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	0.50%	4,781	15.270826	73,010	0.14%	-5.99%
2011	0.80%	594	59.769284	35,503	0.14%	-6.27%
2010	0.50%	5,710	16.243745	92,752	0.76%	23.14%
2010	0.80%	643	63.767991	41,003	0.76%	22.77%
2009	0.50%	5,883	13.191420	77,605	0.00%	47.00%
2009	0.80%	766	51.940893	39,787	0.00%	46.56%
2008	0.50%	5,311	8.973793	47,660	1.85%	-40.40%
2008	0.80%	758	35.440201	26,864	1.85%	-40.58%
2007	0.50%	6,502	15.055833	97,893	0.63%	6.10%
2007	0.80%	808	59.639193	48,188	0.63%	5.78%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI(obsolete) (NVAGF6)
2010	0.80%	37	12.142296	449	5.72%	6.90%
2009	0.80%	32	11.358910	363	3.37%	13.59%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)
2010	0.50%	1,076	$11.285605	$12,143	0.07%	11.67%
2010	0.80%	927	11.250005	10,429	0.07%	11.34%
2009	0.50%	4,853	10.106089	49,045	0.00%	1.06%	12/11/2009
2009	0.80%	1,226	10.104432	12,388	0.00%	1.04%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class I(obsolete) (GVGU1)
2009	0.50%	353	17.345278	6,123	4.37%	7.47%
2009	0.80%	736	16.809985	12,372	4.37%	7.15%
2008	0.50%	547	16.139622	8,828	2.44%	-33.27%
2008	0.80%	514	15.688527	8,064	2.44%	-33.47%
2007	0.50%	2,168	24.188066	52,440	2.49%	19.83%
2007	0.80%	448	23.582792	10,565	2.49%	19.47%
International Equity Flex I Portfolio (obsolete) (WIEP)
2009	0.80%	6	13.697907	82	11.08%	21.27%
2008	0.50%	5,287	10.829754	57,257	1.79%	-41.33%
2008	0.80%	846	11.295534	9,556	1.79%	-41.51%
2007	0.50%	5,348	18.458414	98,716	1.14%	16.01%
2007	0.80%	828	19.310277	15,989	1.14%	15.66%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.50%	1,531	7.866593	12,044	1.89%	-47.02%
2008	0.80%	213	8.132149	1,732	1.89%	-47.18%
2007	0.50%	1,828	14.847735	27,142	0.00%	-4.44%
2007	0.80%	222	15.395235	3,418	0.00%	-4.73%
NVIT Global Financial Services Fund - Class I(obsolete) (GVGF1)
2009	0.50%	435	13.079427	5,690	1.08%	31.10%
2009	0.80%	551	13.062701	7,198	1.08%	30.70%
2008	0.50%	84	9.976958	838	1.56%	-46.54%
2008	0.80%	413	9.994191	4,128	1.56%	-46.70%
2007	0.50%	1,384	18.663347	25,830	2.96%	-1.55%
2007	0.80%	756	18.752014	14,177	2.96%	-1.85%
NVIT Health Sciences Fund - Class I(obsolete) (GVGH1)
2009	0.50%	582	13.814693	8,040	0.29%	18.57%
2009	0.80%	301	12.988959	3,910	0.29%	18.21%
2008	0.50%	227	11.651250	2,645	0.28%	-25.59%
2008	0.80%	277	10.987732	3,044	0.28%	-25.81%
2007	0.50%	188	15.657869	2,944	0.06%	12.59%
2007	0.80%	402	14.810633	5,954	0.06%	12.25%
NVIT Leaders Fund - Class I(obsolete) (GVUS1)
2009	0.50%	258	11.436125	2,951	0.84%	33.12%
2009	0.80%	781	11.332557	8,851	0.84%	32.72%
2008	0.50%	268	8.590809	2,302	0.78%	-50.16%
2008	0.80%	814	8.538594	6,950	0.78%	-50.31%
2007	0.50%	572	17.235612	9,859	1.09%	11.00%
2007	0.80%	50	17.182548	859	1.09%	10.67%
NVIT U.S. Growth Leaders Fund - Class I(obsolete) (GVUG1)
2009	0.80%	364	13.366367	4,865	0.00%	24.84%
2008	0.80%	360	10.707131	3,855	0.00%	-41.76%
2007	0.50%	826	18.247197	15,072	0.00%	21.87%
2007	0.80%	452	18.384573	8,310	0.00%	21.50%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Equity Flex I Portfolio(obsolete) (WSCP)
2010	0.50%	3,266	$10.819699	$35,337	0.15%	13.89%
2010	0.80%	724	16.948037	12,270	0.15%	13.55%
2009	0.50%	2,498	9.500282	23,732	1.20%	24.04%
2009	0.80%	752	14.925949	11,224	1.20%	23.67%
2008	0.50%	2,046	7.658783	15,670	0.08%	-34.92%
2008	0.80%	846	12.068936	10,210	0.08%	-35.12%
2007	0.50%	1,808	11.769097	21,279	0.00%	-1.33%
2007	0.80%	966	18.601963	17,969	0.00%	-1.63%

2011	Contract owners equity:				$15,790,875
2010	Contract owners equity:				$17,288,269
2009	Contract owners equity:				$16,696,674
2008	Contract owners equity:				$14,625,816
2007	Contract owners equity:				$26,231,406

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

****	This represents the date the underlying mutual fund option was initially added and funded.